Cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of revenues
Share-based compensation	$ 2,878	$ 7,873	$ 10,164
Cost of revenues
Cost of revenues
Revenue sharing fees and content costs	967,624	1,020,440	945,149
Payment handling costs	98,164	120,292	137,989
Bandwidth costs	84,037	91,419	79,718
Salary and welfare	86,910	92,002	84,427
Depreciation and amortization	26,021	19,204	36,753
Technical service fee	38,723	41,917	60,537
Share-based compensation	3,927	1,720	3,575
Other costs	56,210	44,591	106,694
Total	$ 1,361,616	$ 1,431,585	$ 1,454,842